Expenses from Continuing Operations	6 Months Ended
Dec. 31, 2024
Expenses from Continuing Operations [Abstract]
EXPENSES FROM CONTINUING OPERATIONS
4.	EXPENSES FROM CONTINUING OPERATIONS

	Half-year ended 31 December 2024 $	Half-year ended 31 December 2023 $
Consultants and professional services
Taxation advisors	(21,125)	(135)
Strategy advisors	(97,700)	-
Legal fees	(562,427)	(138,478)
Accounting fees	(92,155)	-
General	(198,603)	-
	(972,010)	(138,613)

	Half-year ended 31 December 2024 $	Half-year ended 31 December 2023 $
Directors’ fees
Directors’ fees	(688,768)	-
	(688,768)	-
	Half-year ended 31 December 2024 $	Half-year ended 31 December 2023 $
Finance expenses
GEM payable (note 15)	(578,611)	-
GEM payable – Interest (note 15)	763,730	-
Interest expense – leased assets	(1,549)	(6,144)
Interest expenses – loan with related party (note 18)	(2,295)	-
Bank fees and other finance expenses	(23,636)	(6,536)
	157,639	(12,680)

	Half-year ended 31 December 2024 $	Half-year ended 31 December 2023 $
Merger expenses
Merger expenses	-	(1,594,102)
	-	(1,594,102)

	Half-year ended 31 December 2024 $	Half-year ended 31 December 2023 $
Foreign Exchange
Unrealised foreign exchange	918,157	2,042
Realised foreign exchange	(4,889)	-
	913,268	2,042

Consultants and professional services expenses, Compliance and regulatory fees and Promotion, IR and PR expenses

As a result of changes in disclosure categories at 30 June 2024, amounts previously reported under ‘Consultants and professional services expenses’ have been split out and are now reported under ‘Consultants and professional services expense’, ‘compliance and regulatory fees’ and ‘promotion, IR and PR expenses’ to align with the presentation from the 30 June 2024 Statement of Comprehensive Income. These reclassifications have been made to enhance the comparability and relevance of the financial information and do not affect the previously reported net income or total equity for the half year ended 31 December 2023.